CONSOLIDATED STATEMENT OF OPERATIONS (unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Sales, net	$ 46,008	$ 37,782	$ 88,478	$ 112,631
Cost of goods sold	40,999	14,330	55,278	42,333
Gross profit	5,009	23,452	33,200	70,298
Operating Expenses
General and administrative	609,209	21,288	911,643	79,555
Legal and professional	182,611	239,073	737,803	487,000
Research and development	45,770	170,545	90,805	182,945
Total operating expenses	837,590	430,906	1,740,251	749,500
Loss from operations	(832,581)	(407,454)	(1,707,051)	(679,202)
Other income (expense)
Interest income				100
Interest (expense)	(31,308)		(115,791)
Other income	0	0	0	(258)
(Loss) on sale of assets	(13,250)		(18,579)
Total other income (expense)	(44,558)		(134,370)	(158)
Loss before income taxes	(877,139)	(407,454)	(1,841,421)	(679,360)
Provision for income taxes	0	0	0	0
Net loss	$ (877,139)	$ (407,454)	$ (1,841,421)	$ (679,360)
Net loss per share of common stock:
Basic (in Dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding (in Shares)	211,143,069	96,059,066	115,142,328	58,759,063